LEASES - Relating to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Operating Leases	$ 712,358	$ 842,717
Non-Cash Addition to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Operating Leases	$ 1,419,650	$ 1,182,942
Weighted-Average Remaining Lease Term (Years) - Operating Leases	8 years	5 years
Weighted - Average Discount Rate - Operating Leases	17.00%	17.00%